As filed with the Securities and Exchange Commission on February 28, 2005


Securities Act File No. 333-87684
Investment Company Act File No. 811-21085

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 F O R M  N-1A


           Registration Statement Under the Securities Act of 1933    [X]
                       Pre-Effective Amendment No. __                 [ ]
                       Post-Effective Amendment No. 5                 [X]
                                       and
        Registration Statement Under the Investment Company Act of 1940
                                 Amendment No. 6                     [X]

                      THE METZLER/PAYDEN INVESTMENT GROUP
               (Exact Name of Registrant as Specified in Charter)


                       333 South Grand Avenue, 31st Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-2870
              (Registrant's Telephone Number, Including Area Code)

                            Edward S. Garlock, Esq.
                       333 South Grand Avenue, 31st Floor
                          Los Angeles, California 90071
                                 (213) 625-2870
                     (Name and Address of Agent for Service)

                        Copy to: Robert E. Carlson, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                515 S. Flower St., Los Angeles, California 90071

                 Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

             It is proposed that this filing will become effective:


        [X]    Immediately upon filing pursuant to paragraph (b)


        [ ]    On (date) pursuant to paragraph (b)


        [ ]    60 days after filing pursuant to paragraph (a)(1)


        [ ]    On (date) pursuant to paragraph (a)(1)

        [ ]    75 days after filing pursuant to paragraph (a)(2)

        [ ]    On (date) pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

      Title of Securities being registered: Shares of Beneficial Interest

METZLER/PAYDEN
    FUNDS
    [LOGO]

Prospectus February 28, 2005


EUROPEAN EQUITY FUNDS
European Emerging Markets Fund
Euroland Blue Chip Fund
European Growth Fund
European Quant Equity Fund

INTERNATIONAL EQUITY FUNDS
International Equity Fund

The Metzler/Payden Investment Group (the "Group") has registered the shares of each Fund with the U.S. Securities and Exchange Commission ("SEC"). That registration does not imply that the SEC approves or disapproves the securities described in, or has passed on the adequacy of, this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                     EUROPEAN EQUITY FUNDS                                 3
                                                     European Emerging Markets Fund                        3
                                                     Euroland Blue Chip Fund                               4
                                                     European Growth Fund                                  6
                                                     European Quant Equity Fund                            8
                                                     INTERNATIONAL EQUITY FUNDS                            9
                                                     International Equity Fund                             9
                                                     Additional Investment Strategies, Related Risks
                                                       and Disclosure of Portfolio Holdings               12
                                                     Management of the Funds                              14
                                                     Net Asset Value                                      14
                                                     Dividends, Distributions and Taxes                   15
                                                     Shareholder Services                                 16
                                                     How to Redeem Shares                                 17
                                                     How to Purchase Shares                               19
                                                     Distribution Arrangements                            20
                                                     Appendix A: Privacy Notice                           23
                                                     Appendix B: Financial Highlights                     24



                                            PROSPECTUS - FEBRUARY 28, 2005     1

 2    METZLER/PAYDEN INVESTMENT GROUP

EUROPEAN EMERGING MARKETS FUND


EUROPEAN EQUITY FUNDS


EUROPEAN EMERGING MARKETS FUND

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

   - Under normal market conditions, the Fund invests at least 80% of its total assets in the equity securities of issuers, whatever the level of capitalization, organized or headquartered in European emerging market countries, including for example Hungary, the Czech Republic, the states of the former Yugoslavia, Albania, Bulgaria, Romania, Turkey, the Baltic countries and the former Russian Republic countries located in Europe.

   - The Fund invests in the equity securities of companies that have the potential for above average long-term growth. Essential elements of the selection process include evaluation of macroeconomic factors in each country combined with political conditions, foreign exchange fluctuations and tax considerations. The investment process includes a proprietary quantitative bottom-up based model that screens and ranks stocks in a specific country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield.

   - The Adviser then performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates. Securities are sold when deemed appropriate by the Adviser and consistent with the Fund's investment objectives and policies.

   - The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, the Adviser will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

   - The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

   - By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

   - Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

   - Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than larger-cap mutual funds.

   - The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:


   The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception. The second chart gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to the Nomura Central Eastern Europe Index.



   The "Total Return" bar chart and the best/worst quarterly returns in that chart do not reflect the initial sales charge (load fee), which would reduce those returns. However, the "Annual Returns Through 12/31/04" chart does reflect the effect of the initial sales charge.



   After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



   Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



                                            PROSPECTUS - FEBRUARY 28, 2005     3

EUROLAND BLUE CHIP FUND

------------------------------------------------------------
                                  TOTAL RETURN
                                 -------------
[BAR CHART]

2003                                                                             44.70
2004                                                                             53.22


     During the two-year period, the Fund's best quarter was 2ndQ 2003 (22.34%) and the worst quarter was 2ndQ 2004 (-6.55%).


------------------------------------------------------------

------------------------------------------------------------

                        ANNUAL RETURNS THROUGH 12/31/04

                        --------------------------------


                                                Inception
                                       1 Year   (12/30/02)
                                       ------   ----------
EUROPEAN EMERGING MARKETS FUND*
 Before Taxes                          44.41%     44.41%
 After Taxes on Distributions          41.34%     40.48%
 After Taxes on Distributions and      28.98%     37.35%
   Sale of Fund Shares
Nomura Central Eastern Europe Index**  51.51%     49.84%
----------------------------------------------------------
* The returns for the Fund reflect the effect of the
maximum initial sales charge of 5.75%.
** The returns for the index are before any deduction for
taxes, fees or expenses.


------------------------------------------------------------

FEES AND EXPENSES:

   The table below shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not charge you for reinvesting dividends.

-----------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your
    investment)
  Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of
    offering price)                         5.75%
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends and other
    Distributions (as a percentage of
    offering price)                         0.00%
  Redemption Fee (if applicable)*           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
  Management Fee                            0.75%
  Distribution or Service (12b-1) Fees      0.25%
  Other Expenses                            0.50%
                                            -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.50%
  Fee Waiver or Expense Reimbursement**     0.30%
                                            -----
NET ANNUAL FUND OPERATING EXPENSES          1.20%
-----------------------------------------


 * You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 1 month of purchase of the shares (See "How to Redeem Shares -- Market Timing Activities and Redemption Fees").


 ** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%. Further, the Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 1.20%. This agreement has a one-year term, renewable at the end of each fiscal year.

   Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or in Total Annual Fund Operating Expenses for the other periods. The example does not reflect the effect of the initial sales charge (load fee) on the initial investment or on reinvested dividends and other distributions. If the initial sales charge were included, your costs would be higher. The example is for comparison only. Your actual expenses and returns will be different.


-------------------------------------
1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $122     $445      $790      $1,765
 ------------------------------------


EUROLAND BLUE CHIP FUND

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

   - Under normal market conditions, the Fund invests at least 80% of its assets in the equity securities of 40 to 100 large capitalization issuers organized or headquartered in the Euroland countries. These countries currently include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

   - The Fund generally invests in issuers from a wide variety of market sectors. These sectors include automobiles, banks, basic resources (e.g., mining/metals and forest/paper products), chemicals, construction, cyclical goods (e.g., entertainment, travel and home construction), energy, food and beverage, healthcare, industrial goods, insurance, media, non-cyclical goods (e.g., food retailers/wholesalers, cosmetics and household products), retail, technology, telecommunications and utilities.

   -  The Adviser uses the following process in selecting individual stocks:

      - Within each market sector, the Euroland stocks are ranked by market capitalization. The largest stocks are added to the selection list until the coverage is approximately 60% of the total market capitalization of the particular market sector.

 4    METZLER/PAYDEN INVESTMENT GROUP

EUROLAND BLUE CHIP FUND

      - The Adviser weights each market sector based on the Adviser's performance expectations for the sector, taking into account the macroeconomic outlook for that market sector.

      - The Adviser then chooses the individual stocks from the market sector selection lists based on a proprietary quantitative sector-based model. This model screens and ranks the stocks in each market sector selection list based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield.

      - In addition, the Adviser performs in-depth qualitative research on the selected issuers. This may involve, among other things, on-site company visits, management interviews and valuation of corporate earnings estimates.

   - Securities are sold when deemed appropriate by the Adviser and consistent with the Fund's investment objectives and policies.

   - The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, the Adviser will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

PRINCIPAL INVESTMENT RISKS:
   - By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.
   - Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

PAST FUND PERFORMANCE:


   The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception. The second chart gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to the DJ Euro Stoxx 50 Index.



   The "Total Return" bar chart and the best/worst quarterly returns in that chart do not reflect the initial sales charge (load fee), which would reduce those returns. However, the "Annual Returns Through 12/31/04" chart does reflect the effect of the initial sales charge.



   After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



   Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

------------------------------------------------------------
                                  TOTAL RETURN
                                 -------------
[BAR CHART]

2003                                                                             39.44
2004                                                                             13.41


     During the two-year period, the Fund's best quarter was 2ndQ 2003 (25.34%) and the worst quarter was 1stQ 2003 (-12.40%).


------------------------------------------------------------

------------------------------------------------------------

                        ANNUAL RETURNS THROUGH 12/31/04

                        --------------------------------


                                                  Inception
                                         1 Year   (12/30/02)
                                         ------   ----------
EUROLAND BLUE CHIP FUND*
 Before Taxes                             6.89%     22.02%
 After Taxes on Distributions             6.55%     21.01%
 After Taxes on Distributions and Sale    4.93%     20.12%
   of Fund Shares
DJ Euro Stoxx 50 Index**                 18.22%     30.67%
------------------------------------------------------------
* The returns for the Fund reflect the effect of the maximum initial sales charge of 5.75%.
** The returns for the index are before any deduction for
taxes, fees or expenses.


------------------------------------------------------------


                                            PROSPECTUS - FEBRUARY 28, 2005     5

EUROPEAN GROWTH FUND

FEES AND EXPENSES:

   The table below shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not charge you for reinvesting dividends.

-----------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your
    investment)
  Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of
    offering price)                         5.75%
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends and other
    Distributions (as a percentage of
    offering price)                         0.00%
  Redemption Fee (if applicable)*           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
  Management Fee                            0.75%
  Distribution or Service (12b-1) Fees      0.25%
  Other Expenses                            0.50%
                                            -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.50%
  Fee Waiver or Expense Reimbursement**     0.30%
                                            -----
NET ANNUAL FUND OPERATING EXPENSES          1.20%
-----------------------------------------


 * You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 1 month of purchase of the shares (See "How to Redeem Shares -- Market Timing Activities and Redemption Fees").


 ** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%. Further, the Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 1.20%. This agreement has a one-year term, renewable at the end of each fiscal year.

   Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or in Total Annual Fund Operating Expenses for the other periods. The example does not reflect the effect of the initial sales charge (load fee) on the initial investment or on reinvested dividends and other distributions. If the initial sales charge were included, your costs would be higher. The example is for comparison only. Your actual expenses and returns will be different.


-------------------------------------
1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $122     $445      $790      $1,765
 ------------------------------------


EUROPEAN GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

   - Under normal market conditions, the Fund invests at least 80% of its total assets in a portfolio of the common and preferred stocks of issuers organized or headquartered in European countries, including emerging markets countries. These stocks, whatever the level of capitalization of the issuer, are characterized as growth stocks -- that is, stocks of issuers with earnings and revenue potential which the Adviser believes, over the long term, carry a greater than average chance of increasing in value.

   -  The portfolio structure depends on a "bottom-up" stock picking process:

      - First, the Adviser selects individual equity securities based on a proprietary quantitative sector-based model that screens and ranks all stocks in a specific sector/country based on such indicators as price earnings ratio, earnings profile, price to book ratio, price to cash flow ratio and dividend yield.

      - Second, the Adviser performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, management interviews and evaluation of corporate earnings estimates.

   - Securities are sold when deemed appropriate by the Adviser and consistent with the Fund's investment objectives and policies.

   - The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, the Adviser will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

   - The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

 6    METZLER/PAYDEN INVESTMENT GROUP

EUROPEAN GROWTH FUND

PRINCIPAL INVESTMENT RISKS:

   - By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

   - Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

   - Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than larger-cap mutual funds.

   - The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:


   The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception. The second chart gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to the MSCI European Growth Index.



   The "Total Return" bar chart and the best/worst quarterly returns in that chart do not reflect the initial sales charge (load fee), which would reduce those returns. However, the "Annual Returns Through 12/31/04" chart does reflect the effect of the initial sales charge.


   After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



   Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

------------------------------------------------------------
                                  TOTAL RETURN
                                 -------------
[BAR CHART]

2003                                                                             39.73
2004                                                                             14.62


     During the two-year period, the Fund's best quarter was 2ndQ 2003 (21.42%) and the worst quarter was 1stQ 2003 (-8.50%).


------------------------------------------------------------

------------------------------------------------------------

                        ANNUAL RETURNS THROUGH 12/31/04

                        --------------------------------


                                                Inception
                                       1 Year   (12/30/02)
                                       ------   ----------
EUROPEAN GROWTH FUND*
 Before Taxes                           8.03%     22.79%
 After Taxes on Distributions           7.16%     21.30%
 After Taxes on Distributions and       5.56%     20.42%
   Sale of Fund Shares
MSCI European Growth Index**           17.39%     25.97%
----------------------------------------------------------
* The returns for the Fund reflect the effect of the
maximum initial sales charge of 5.75%.
** The returns for the index are before any deduction for
taxes, fees or expenses.


------------------------------------------------------------

FEES AND EXPENSES:

   The table below shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not charge you for reinvesting dividends.

-----------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your
    investment)
  Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of
    offering price)                         5.75%
  Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends and other
    Distributions (as a percentage of
    offering price)                         0.00%
  Redemption Fee (if applicable)*           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
  Management Fee                            0.75%
  Distribution or Service (12b-1) Fees      0.25%
  Other Expenses                            0.50%
                                            -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.50%
  Fee Waiver or Expense Reimbursement**     0.30%
                                            -----
NET ANNUAL FUND OPERATING EXPENSES          1.20%
-----------------------------------------


 * You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 1 month of purchase of the shares (See "How to Redeem Shares -- Market Timing Activities and Redemption Fees").


 ** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%. Further, the Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 1.20%. This agreement has a one-year term, renewable at the end of each fiscal year.


                                            PROSPECTUS - FEBRUARY 28, 2005     7

EUROPEAN QUANT EQUITY FUND

   Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or in Total Annual Fund Operating Expenses for the other periods. The example does not reflect the effect of the initial sales charge (load fee) on the initial investment or on reinvested dividends and other distributions. If the initial sales charge were included, your costs would be higher. The example is for comparison only. Your actual expenses and returns will be different.


-------------------------------------
1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $122     $445      $790      $1,765
 ------------------------------------


EUROPEAN QUANT EQUITY FUND

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

   - The Fund normally invests at least 80% of its assets in the equity securities of companies domiciled or operating primarily in the countries of Europe. Security selection for the Fund is based on quantitative portfolio management, which is an algorithm-based process. The Adviser uses a computer model that identifies the top one-third companies in each of eighteen market sectors (e.g., automobiles, financial institutions, construction, energy) using quantitative data from a universe of the largest 500-700 capitalized companies in Europe. The selection criteria incorporate quality factors (e.g., profitability factors, such as return on equity and EBITDA (earnings before interest, taxes, depreciation and amortization) margins), issuer valuation (both current actual and forecast), and momentum factors related to historic price performance relative to others in the sector peer group. The criteria are unique to each sector.

   - The next step in the process optimizes the model output of these approximately 200 companies that constitute the top one-third of the 500-700 largest capitalized companies in Europe. The multi-factor model used in this second step of the process is designed to optimize risk and return trade-offs, with the goal of producing a well-diversified portfolio of approximately 60 stocks.

   - Securities are sold when deemed appropriate by the Adviser and consistent with the Fund's investment objective, strategies and policies.

   - The Fund invests in securities that trade and pay dividends in euros and other foreign currencies. The Fund may adjust its exposure to any particular currency, but is not required to do so. In making any such adjustment, the Adviser will do so based on fundamental economic analysis, incorporating central bank studies and technical analysis.

   - The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

   - By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis mirroring the movements of the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

   - Investing in foreign securities poses additional risks. The performance of foreign equity securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

   - The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:


   The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception. The second chart gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to the MSCI European Index.



   After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



   Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


 8    METZLER/PAYDEN INVESTMENT GROUP

INTERNATIONAL EQUITY FUND

------------------------------------------------------------
                                  TOTAL RETURN
                                 -------------
[BAR CHART]

2003                                                                             36.77
2004                                                                             21.82


     During the two-year period, the Fund's best quarter was 2ndQ 2003 (21.52%) and the worst quarter was 1stQ 2003 (-7.99%).


------------------------------------------------------------

------------------------------------------------------------

                        ANNUAL RETURNS THROUGH 12/31/04

                        --------------------------------


                                                Inception
                                       1 Year   (12/30/02)
                                       ------   ----------
EUROPEAN QUANT EQUITY FUND
 Before Taxes                          21.82%     28.99%
 After Taxes on Distributions          16.88%     25.49%
 After Taxes on Distributions and      14.55%     24.86%
   Sale of Fund Shares
MSCI European Index*                   21.39%     31.53%
----------------------------------------------------------
* The returns for the index are before any deduction for
taxes, fees or expenses.


------------------------------------------------------------

FEES AND EXPENSES:

   The table below shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for reinvesting dividends.

-----------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your
    investment)
  Redemption Fee (if applicable)*           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
  Management Fee                            0.75%
  Other Expenses                            0.75%
                                            -----
TOTAL ANNUAL FUND OPERATING EXPENSES**      1.50%
  Fee Waiver or Expense Reimbursement       0.55%
                                            -----
NET ANNUAL FUND OPERATING EXPENSES          0.95%
-----------------------------------------


 * You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 1 month of purchase of the shares. (See "How to Redeem Shares -- Market Timing Activities and Redemption Fees").


 ** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%. Further, the Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.95%. This agreement has a one-year term, renewable at the end of each fiscal year.

   Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or in Total Annual Fund Operating Expenses for the other periods. The example is for comparison only. Your actual expenses and returns will be different.


-------------------------------------
1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $97      $420      $766      $1,744
 ------------------------------------



INTERNATIONAL EQUITY FUNDS


INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

   - The Fund normally invests at least 80% of its assets in the equity securities of international companies.

   - In selecting investments for the Fund, the Adviser defines a company as "international" if it is domiciled or organized outside of the United States. However, a business organized or domiciled in the United States also qualifies as an international company if more than 50% of its assets are located outside the United States or more than 50% of its gross income is derived from outside the United States.

   - While the Fund does not limit the percentage of assets invested in the equity securities of international companies located in any particular geographic region or country, the Fund's assets are primarily invested in the equity securities of international companies domiciled or operating in countries that are represented in developed market stock indices, such as Canada, Australia, Europe, the Far East and Latin America.

   - In addition, the Fund may invest in the equity securities of international companies located in emerging markets countries or countries with developing securities markets. In the case of companies located in countries with less developed securities markets or securities markets that may be more difficult to access, the Fund may invest in closed-end investment companies that are authorized to invest in those countries.

   - The Adviser generally takes a "bottom-up" approach to selecting companies. In other words, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Adviser makes this assessment by looking at companies individually, regardless of size, country of organization, place of principal business activity, or other similar selection


                                            PROSPECTUS - FEBRUARY 28, 2005     9

INTERNATIONAL EQUITY FUND

criteria. Realization of income is not a significant consideration when choosing securities. Securities are sold when deemed appropriate by the Adviser and consistent with the Fund's investment objective and policies.

   - While the Fund invests primarily in common stocks, it may also invest in preferred stocks, warrants and securities convertible into common or preferred stocks.

   - The Fund generally expects to utilize exchange-traded futures contracts to gain exposure to Asia/Pacific stock markets and other non-U.S. stock markets.

   - The Adviser may adjust the Fund's exposure to any particular currency from time to time based on its view of the strength or weakness of that currency relative to the U.S. dollar. In making this decision, the Adviser considers factors such as medium to long term relative economic fundamentals and short term technical pressures. Such currency exposure is managed primarily through currency forward contracts and option contracts.

   - The Fund is "non-diversified," which means that the Adviser may from time to time invest a larger percentage of the Fund's assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

   - By investing in equity securities, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose equity securities the Fund owns. By investing in the Fund, therefore, you could lose money.

   - Investing in foreign securities poses additional risks. The performance of foreign securities can be affected by the different political, regulatory and economic environments in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets. Fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities in which the Fund has invested.

   - Futures contracts involve a variety of risks, including for example, the inability to close out a position because of a lack of a liquid market. In addition, futures can be highly volatile and could reduce the Fund's total return.

   - The Fund is "non-diversified." As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:


   The following two charts show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception. The second chart gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to the MSCI World Index ex U.S.



   After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



   Both charts assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

------------------------------------------------------------
                                  TOTAL RETURN
                                 -------------
[BAR CHART]

2003                                                                             34.96
2004                                                                             15.46


     During the two-year period, the Fund's best quarter was 2ndQ 2003 (19.21%) and the worst quarter was 1stQ 2003 (-9.90%).


------------------------------------------------------------

------------------------------------------------------------

                        ANNUAL RETURNS THROUGH 12/31/04

                        --------------------------------


                                                Inception
                                       1 Year   (12/30/02)
                                       ------   ----------
INTERNATIONAL EQUITY FUND
 Before Taxes                          15.46%     24.76%
 After Taxes on Distributions          12.90%     21.83%
 After Taxes on Distributions and      10.58%     21.29%
   Sale of Fund Shares
MSCI World Index ex U.S.*              20.84%     31.12%
----------------------------------------------------------
* The returns for the index are before any deduction for
taxes, fees or expenses.


------------------------------------------------------------

 10    METZLER/PAYDEN INVESTMENT GROUP

INTERNATIONAL EQUITY FUND

FEES AND EXPENSES:

   The table below shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for reinvesting dividends.

-----------------------------------------
SHAREHOLDER FEES
  (fees paid directly from your
    investment)
  Redemption Fee (if applicable)*           2.00%
ANNUAL FUND OPERATING EXPENSES
  (expenses deducted from Fund assets)
  Management Fee                            0.75%
  Other Expenses                            0.75%
                                            -----
TOTAL ANNUAL FUND OPERATING EXPENSES**      1.50%
  Fee Waiver or Expense Reimbursement       0.55%
                                            -----
NET ANNUAL FUND OPERATING EXPENSES          0.95%
-----------------------------------------


 * You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares within 1 month of purchase of the shares (See "How to Redeem Shares -- Market Timing Activities and Redemption Fees").


 ** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.50%. Further, the Adviser has agreed to reduce its fees or absorb expenses to limit Net Annual Fund Operating Expenses (excluding interest and taxes) to 0.95%. This agreement has a one-year term, renewable at the end of each fiscal year.

   Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or in Total Annual Fund Operating Expenses for the other periods. The example is for comparison only. Your actual expenses and returns will be different.


-------------------------------------
1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $ 97     $420      $766      $1,744
 ------------------------------------



                                           PROSPECTUS - FEBRUARY 28, 2005     11

ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS



ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS


DEPOSITORY RECEIPTS. Each Fund may invest in depository receipts. American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company, which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

FOREIGN INVESTMENTS. Each Fund will invest in securities of foreign issuers. Investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to the same accounting, auditing and financial reporting standards, practices and requirements as U.S. issuers. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, settling transactions in foreign securities may take longer than domestic securities. Obtaining and enforcing judgments against foreign entities may be more difficult.

   Changes in foreign exchange rates may adversely affect the value of a Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

FOREIGN CURRENCY TRANSACTIONS. Each Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies, or on a forward basis (contracts to purchase or sell a specified currency at a specified future date and price). None of the Funds will generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

EMERGING MARKETS. Each Fund may invest in securities of issuers organized or headquartered in emerging market countries, including principally in European emerging market countries. Foreign investment risks are generally greater for securities of companies organized or headquartered in emerging market countries. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


DERIVATIVE INSTRUMENTS. Each Fund may, but is not required to, use derivative instruments for risk management purposes or otherwise as part of its investment strategies. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. The Funds typically use derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instru-


 12    METZLER/PAYDEN INVESTMENT GROUP

ADDITIONAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS



ments that the Funds may use are described under "Investment
Strategies/Techniques and Related Risks" in the Statement of Additional Information.



   A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Strategies/Techniques and Related Risks" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.



   Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.



   Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. In addition, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.



   Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.



   Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser in accordance with established procedures, or as permitted by applicable regulation enter into certain offsetting positions, to cover its obligations under derivative instruments.



   Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.



   Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.



   Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.



TEMPORARY DEFENSIVE MEASURES. During times when the Adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.


PORTFOLIO TURNOVER. A Fund's annual turnover rate indicates changes in its portfolio investments. The Ad-


                                           PROSPECTUS - FEBRUARY 28, 2005     13

MANAGEMENT OF THE FUNDS

viser will sell a security when appropriate and consistent with a Fund's investment objectives and policies, regardless of the effect on the Fund's portfolio turnover rate. Buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. No Fund can accurately predict its future annual portfolio turnover rate. It can vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. In particular, it could vary substantially with a new Fund. Each Fund's annual portfolio turnover rate is noted in the Financial Highlights for that Fund in Appendix B.


DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The Group makes available listings of the portfolio holdings of its Funds pursuant to policies and procedures set forth in the Statement of Additional Information for the Funds under the heading "Disclosure of Fund Portfolio Holdings."



OTHER INVESTMENTS AND TECHNIQUES. The Funds may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for more information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER


   Metzler/Payden, LLC, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to each of the Funds. It currently has approximately $2.2 billion of assets under management. It is a joint venture between Payden & Rygel, an SEC registered investment adviser, and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany, a major German financial institution. Payden & Rygel was founded in 1983 and currently has over $54 billion of assets under management. Metzler, through its various subsidiaries, is one of the leading investment managers in Germany, managing assets totaling over 15 billion euro for institutional clients and mutual funds, including European equity and balanced funds.



   Scott Weiner and Frank Peter Martin serve as Co-Chief Investment Officers of the Adviser. Mr. Weiner, President of the Adviser, is also a Managing Principal of Payden & Rygel, having joined the firm in 1993. He has 21 years experience in the investment management business. Mr. Martin, Executive Vice President of the Adviser, is also Chief Investment Officer of Metzler's asset management subsidiary. He joined Metzler in 1999 and has 16 years experience in the investment management business. Together, Mr. Weiner and Mr. Martin are responsible for defining the broad investment parameters applicable to each of the Funds. Different teams, composed of personnel made available by Payden & Rygel and Metzler pursuant to a Service Agreement, are responsible for the day-to-day management of each of the Funds within those parameters.


   The Adviser has, where indicated under the "Fees and Expenses" section of each of the Fund presentations above, agreed to guarantee that, for so long as it acts as investment adviser to those Funds, the Total Annual Fund Operating Expenses (exclusive of interest and taxes) of each of those Funds will not exceed the percentage indicated of the particular Fund's average daily net assets on an annualized basis. In addition, the Adviser has, where indicated under the "Fees and Expenses" section of each of the Fund presentations above, voluntarily agreed to temporarily limit the Fund's Net Annual Fund Operating Expenses (exclusive of taxes and interest) of each of those Funds to the percentage indicated of the Fund's daily net assets on an annualized basis. This agreement has a one-year term, renewable at the end of each fiscal year.


   Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or the voluntary expense limit (whichever is in effect at the time of reimbursement) discussed above. For the fiscal year ended October 31, 2004, the Adviser did not receive a fee from any Fund because of the expenses it subsidized for the Funds.

NET ASSET VALUE


   The net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading as of the close of regular trading (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the Fund by the number of Fund shares outstanding, and rounding to the nearest penny.


 14    METZLER/PAYDEN INVESTMENT GROUP

NET ASSET VALUE / DIVIDENDS, DISTRIBUTIONS AND TAXES


   Equity Securities. Equity securities listed or traded on an organized exchange or market are valued as follows: equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the official closing price or the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued at the official closing price or the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.



   Fixed Income Securities. Domestic and foreign fixed income securities and other assets (other than equity securities) for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and brokers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of 60 days or less are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.



   Fair Value Pricing. Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith using procedures established pursuant to the Group's Valuation and Liquidity Guidelines. In considering the fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security (such as price and earnings ratios for equity securities or yield to maturity for fixed income securities); the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer's industry.



   Fair value pricing generally occurs when (1) developments occur that will affect the value of a Fund's holdings ("significant events"), and (2) those significant events occur after the close of the markets on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market; examples include: inter-day market halts when no further trading in the securities occurs that day; other developments related to a particular issuer; significant market fluctuations; natural disasters; armed conflicts; or significant governmental actions. The Group's Valuation and Liquidity Guidelines provide that, with respect to individual issuer, the analysts and portfolio managers for the Funds monitor the news for significant events on issuers whose securities exceed a certain weight in the Fund in question. If an issuer-specific event occurs that the analysts and portfolio managers believe will affect the Fund's net asset value by more than a prescribed threshold, designated members of the Pricing Committee of the Group's Board of Trustees determine based on the facts available (1) if the issuer's securities will be subject to fair value pricing, and (2) if so, the fair value price of the securities based on one or more of the factors described above.



   With respect to events affecting securities markets as a whole, the Valuation and Liquidity Guidelines provide that the analysts and portfolio managers for these Funds monitor the news for significant events related to U.S. securities markets that may generally affect foreign securities markets. If the broad-based U.S. benchmark moves by more than the designated amount between its close on the previous day and the day in question, then the designated members of the Pricing Committee of the Group's Board of Trustees determine based on the facts available (1) whether or not the movement in the U.S. market was likely to have been taken into account by the foreign market, i.e., whether or not it occurred before or after the close of the applicable foreign market, (2) whether based on that determination the Fund should be subject to fair value pricing, and (3) if so, the fair value price of each of the securities in the Fund based on one or more of the factors described above.

DIVIDENDS, DISTRIBUTIONS AND TAXES

   Each of the Funds declares and distributes dividends to shareholders semi-annually.

   The Funds distribute any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the


                                           PROSPECTUS - FEBRUARY 28, 2005     15

SHAREHOLDER SERVICES

form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by completing a request form.

   Dividends paid by each of the Funds, and distributions paid by each of the Funds from capital gains, are taxable to you. Any short-term capital gains or taxable interest income will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund's shares is a taxable event and may result in a capital gain or loss.

   Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.

   Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

   The Funds accept purchases of shares by tax-sheltered retirement plans, such as IRAs, rollover IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans, and Coverdell Education Savings Plans. Please call a Fund Representative to receive a retirement package, which includes a special application for tax-sheltered accounts. The Group does not provide fiduciary administration or custody for such plans. The Group currently pays the fiduciary administration fees charged by the custodian for such plans.

EXCHANGE PRIVILEGE

   Shares of one Fund may be exchanged for shares of the other Funds. If you exchange shares from the European Quant Equity Fund or the International Equity Fund into shares of the European Emerging Markets Fund, Euroland Blue Chip Fund or European Growth Fund, you may be required to pay a shares charge (load fee) (See "Distribution Arrangements"). The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.

   In general, the Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the Account Registration Form, you may make exchanges by calling the Distributor at 1-866-673-8637. You may also participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. The Funds may modify or discontinue this exchange privilege at any time on 60 days notice. The Funds also reserve the right to limit the number of exchanges you may make in any year to avoid excessive Fund expenses.

TELEPHONE PRIVILEGE

   You may exchange or redeem shares by telephone at 1-866-673-8637, if you have elected this option on your Account Registration Form. If you call before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the exchange or redemption will be at the net asset value determined that day; if you call after the close of regular trading on the New York Stock Exchange, the exchange or redemption will be at the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Funds by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus. By electing the telephone privilege, you may be giving up some security. However, the Funds employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine. Moreover, each Fund reserves the right to refuse a telephone exchange or redemption request if it believes that the person making the request is not properly authorized. Neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

AUTOMATED INVESTMENT PROGRAMS

   You may use two programs that permit automated investments in the Funds.

ELECTRONIC INVESTMENT PLAN. You may elect to make additional investments in any Fund using the Automated Clearing House System ("ACH"), which transfers money directly from your bank account to the Fund for investment. You may not make an initial investment in any Fund through ACH.

   You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Fund on your choice of either the 1st, 15th or last day of the month (or the next business day if the day you chose falls on a holiday or weekend day). Your financial institution will typically debit your bank account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,500, with additional investments by ACH of at least $250.

 16    METZLER/PAYDEN INVESTMENT GROUP

HOW TO REDEEM SHARES

   Under the second option, you may also elect to authorize ACH transfers via telephone request, or via the Internet at www.metzlerpayden.com using the Account Access function (user registration required). Money will be withdrawn from your account only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments by ACH of at least $1,000. If the Fund receives your telephone request or Internet request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the investment will be based on the net asset value determined that day. For telephone requests or Internet requests received after the close of regular trading on the New York Stock Exchange, the investment will be at the net asset value determined on the next business day.

   Please note the following guidelines:

   - Your financial institution must be a member of the Automated Clearing House System.

   - You must complete and return an Automated Investment Program form along with a voided check or deposit slip, and it must be received by the Fund at least 15 days before the initial transaction.

   - You must establish an account with the Group before the Electronic Investment Plan goes into effect.

   - The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

   - You can terminate your participation only in writing, and it will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. The automatic transfer is effected on your choice of either the 1st, 15th or last day of the month (or the next business day if the day you chose falls on a holiday or weekend day).

HOUSEHOLD DELIVERY OF PROSPECTUS AND REPORTS

   To reduce expenses, we may mail only one copy of a Fund's prospectus and of each annual and semi-annual report to the address shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-866-673-8637, or write to the Metzler/Payden Investment Group, 333 South Grand Avenue, Los Angeles, CA 90071. We will begin sending you individual copies thirty (30) days after receiving your request.

PRIVACY NOTICE

   The Funds respect the right of privacy of each of their shareholders. The Funds also believe that each shareholder expects the Funds to conduct and process shareholder business in an accurate and efficient manner, and at all times in compliance with applicable legal and regulatory requirements concerning the privacy of shareholder information. Please see Appendix A for the Funds' Privacy Notice to their shareholders.

SHAREHOLDER INQUIRIES

   For information, call 1-866-673-8637, visit our Web site at www.metzlerpayden.com, or write to Metzler/Payden Funds, P.O. Box 1611, Milwaukee, WI 53201-1611.

HOW TO REDEEM SHARES


   Each Fund will redeem your shares based on the net asset value per share next determined following receipt of your request in proper form. You can redeem shares by contacting the Fund in writing, by telephone, or via the Internet. Redemption requests by telephone or via the Internet may not exceed $50,000. Under certain circumstances, the Funds will charge you for redemptions (see "Redemption Fee"). Fund shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Fund at the time of redemption.


   Send your redemption requests (a) in writing or by telegraph or other wire communications to Metzler/Payden Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, or if you have selected these options on your Account Registration Form (b) by telephone at 1-866-673-8637, or (c) via the Internet at www.metzlerpayden.com. Redemption requests for fiduciary accounts (e.g., IRAs) must be in writing only. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If you want the Fund to pay the proceeds of a redemption request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, your redemption request must be in writing and your signature on the written request must be "Medallion Stamp" guaranteed by a commercial bank, a trust company or another eligible guarantor institution. The Fund may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your bank or mailed to your address of record one business day after we receive the request. The Fund may charge a $10.00 fee for any wire transfer, and payment by mail may take up to

                                           PROSPECTUS - FEBRUARY 28, 2005     17

HOW TO REDEEM SHARES

seven to ten days. During periods of drastic economic or market changes, it may be hard to reach the Fund by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

   One or more brokers may be authorized to accept redemption orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when an authorized broker or broker-authorized designee accepts the order. A Customer's redemption order will be priced at the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a fee for handling the redemption order.

   Any Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.


MARKETING TIMING ACTIVITIES AND REDEMPTION FEES



   Frequent purchases and redemptions of shares of any Fund by one or more Fund shareholders present various risks for other shareholders of the Fund, including dilution in the value of Fund shares held by long-term shareholders, disruption of the long-term focus of the Fund's investment program and increased operating expenses, particularly brokerage and other administrative costs. In addition, there are risks specific to particular Funds. Because all of the Funds invest in overseas markets, there may be risks associated with time-zone arbitrage. Similarly, as equity Funds, there may be risks associated with short-term trading designed to capitalize on significant changes in the Fund's net asset value over short periods of time.



   As a result, the Group's Board of Trustees has adopted policies and procedures designed to discourage frequent trading of shares of any of the Funds by Fund shareholders, including the imposition of a redemption fee as discussed below. For each Fund, the Fund Administrator identifies frequent trading by examining the number of "round trips," i.e., purchases and redemptions, which occur within a specific time period. The number of round trips and the length of the time period to be scanned to identify such frequent trading may differ by Fund based on Fund experience and expectations based on Fund investment guidelines. If a pattern of frequent trading is thus identified in your account, the Fund Administrator then determines if the value of the trades is of a size sufficient to affect the level of the Fund's operating expenses. If that is the case, you will then be sent a notice that future trading in your account may be restricted if the pattern of frequent trading persists. If the frequent trading pattern persists in your account without explanation or justification, the Fund will refuse any further purchase or exchange requests by you and will so notify you. It should be noted, however, that in certain circumstances it may not be practicable for the Fund to identify such market timing activities, such as redemptions of shares held in certain omnibus accounts or retirement plans since the Fund does not have the information on the individual transactions within the omnibus account or retirement plan.



   None of the Funds has any arrangement with any Fund shareholder to accommodate frequent purchases and redemptions of the Fund's shares. Finally, because it is not possible to identify and list all market timing abuses that may arise, you should know that each Fund reserves the right to reject a purchase or exchange request for any reason.



   Redemption Fees. The Group's Board of Trustees has also determined that because each of the Funds is an equity fund, there is a greater possibility of frequent trading, and thus the Board of Trustees has adopted a redemption fee for each of the Funds. You will be charged a redemption fee equal to 2% of the value of the shares being redeemed if you redeem or exchange shares of a Fund within one (1) month of purchase of the shares. This fee will be retained by the Fund to help offset the expenses incurred due to short-term trading and to benefit the Fund's long-term shareholders.



   Shares you have held the longest will always be redeemed first. Although each Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Further, the Fund may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within thirty (30) days following the death or disability of the shareholder (or, it a trust, its beneficiary) or redemptions initiated by the Fund. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.


 18    METZLER/PAYDEN INVESTMENT GROUP

HOW TO PURCHASE SHARES

HOW TO PURCHASE SHARES


   You may purchase shares of the European Quant Equity and International Equity Funds at net asset value per share without a sales charge. Purchases of shares of the European Emerging Markets, Euroland Blue Chip and European Growth Funds may be subject to an initial sales charge (load fee) (see "Distribution Arrangements").


   You may open an account by completing an application and mailing it to the appropriate address set forth under "Initial Investment." You cannot purchase shares until the Group has received a properly completed application in which all required information has been provided. The Fund's transfer agent is required by law to obtain certain personal information from you (or another person authorized to act on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, Payden & Rygel Distributors (the "Distributor") and the transfer agent each reserves the right to decline to open your account, to close any existing account you may have, or to take such other action as they deem reasonable or required by law. Finally, the Group does not accept cash, money orders, third party checks, traveler's checks, credit card checks, checks drawn on banks outside the U.S., or other checks deemed to be high risk.

   To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit.

INITIAL INVESTMENT

BY CHECK

   1. Complete an application

   2. Make the check payable to The Metzler/Payden Investment Group, and mail it along with the application to:
         Metzler/Payden Funds
         P.O. Box 1611
         Milwaukee, WI 53201-1611

BY FEDERAL FUNDS WIRE

   1. Complete an application and mail it to:
         Metzler/Payden Funds
         P.O. Box 1611
         Milwaukee, WI 53201-1611

   2. Wire Funds to the Fund's Custodian as follows when the application has been processed:
         The Boston Safe Deposit and Trust Company
         ABA 011001234
         A/C #115762 Mutual Funds #6630
         Credit to Metzler/Payden -- (name of specific Fund here)
         For Account of (insert your account name here)

   3. Please call the Group, at 1-866-673-8637, to advise of any purchases by wire.

Your purchase will be based on the net asset value per share next determined after the Distributor receives your order in proper form. It will accept purchase orders only on days on which the Funds and the Custodian are open for business.

   All Funds are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, however, the Custodian is closed on Columbus Day and Veteran's Day, and funds received for purchase on those days are processed on the following business day.

MINIMUM INVESTMENTS

   The minimum initial and additional investments per Fund for each type of account are as follows:

-----------------------------------------------
                        INITIAL      ADDITIONAL
ACCOUNT TYPE           INVESTMENT    INVESTMENT
-----------------------------------------------
Regular                  $5,000        $1,000
Tax-Sheltered            $2,000        $1,000
Electronic Investment
  Plan:
  Set schedule           $2,500          $250
  No set schedule        $5,000        $1,000
-----------------------------------------------

ADDITIONAL INVESTMENTS

   You may make additional investments at any time by check, or by calling the Distributor and wiring federal funds to the Custodian as described under "Initial Investment." Additional investments in the European Emerging Markets, Euroland Blue Chip and European Growth Funds may be subject to an initial sales charge (load fee) (See "Distribution Arrangements").

PURCHASES THROUGH BROKERS

   The Group may authorize one or more brokers to accept purchase orders on behalf of the Funds, and such brokers are authorized to designate intermediaries to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received a purchase order when an authorized broker or broker-authorized designee accepts the or-

                                           PROSPECTUS - FEBRUARY 28, 2005     19

DISTRIBUTION ARRANGEMENTS

der. A customer's purchase order will be priced based on the Fund's net asset value next computed after the order is accepted by an authorized broker or broker-authorized designee. The authorized broker or broker-authorized designee may charge the customer a transaction-based or other fee for handling the purchase or sale of shares, and additional conditions may apply.

OTHER PURCHASE INFORMATION

   The Funds issue full and fractional shares, but do not issue certificates. Some Funds may not be available in all jurisdictions. Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares; to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Fund; and to redeem shares if information provided in the client application proves to be incorrect in any material manner.

DISTRIBUTION ARRANGEMENTS

INITIAL SALES CHARGE

   You may purchase shares of each of the European Emerging Markets, Euroland Blue Chip or European Growth Funds at the net asset value (NAV) plus an initial sales charge (load fee), as follows:

---------------------------------------------------
                          AS % OF         AS % OF
AMOUNT PURCHASED       OFFERING PRICE    INVESTMENT
---------------------------------------------------
Less than $25,000           5.75%           6.10%
$25,000 but less than
  $50,000                   5.50%           5.82%
$50,000 but less than
  $100,000                  4.75%           4.99%
$100,000 but less
  than $250,000             3.75%           3.90%
$250,000 but less
  than $500,000             2.50%           2.56%
$500,000 but less
  than $1,000,000           2.00%           2.04%
$1,000,000 or more            NAV             NAV
---------------------------------------------------

REDUCTIONS IN INITIAL SALES CHARGES

   The initial sales charge shown in the preceding table, which would otherwise apply to a purchase of shares of a Fund, may be reduced or eliminated if the purchase qualifies for one or more of the "Rights of Accumulation," "Letter of Intent" or "Purchases at Net Asset Value" programs described below. If you or your broker seek to qualify purchase orders for a reduction or elimination of the initial sales charge, you must identify such orders and, if necessary, support their qualification for the reduced or eliminated charge.

   For the purchase of shares of a Fund to qualify for a reduction in or elimination of the sales charge, the purchase must be made by a "Purchaser," defined as follows:

   (1) an individual, or an individual and his or her spouse or children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below); or

   (2) a 403(b) plan, if:

      (a) the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);

      (b) each transmittal is accompanied by a single check or wire transfer;
          and

      (c) all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal; or

   (3) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986) and 457 plans, although more than one beneficiary or participant is involved; or

   (4) a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Saving Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the Fund in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   (5) any other entity or organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

   Purchasers or brokers seeking to qualify purchase orders for a reduction in or elimination of the initial sales charge must identify such orders and, if necessary, support their qualification for the reduced or eliminated charge. The Group reserves the right to determine whether any Purchaser is entitled to a reduced or eliminated sales charge.

 20    METZLER/PAYDEN INVESTMENT GROUP

DISTRIBUTION ARRANGEMENTS

No person or entity may distribute shares of a Fund without payment of the applicable sales charge other than to Purchasers that qualify for a reduction in or elimination of the sales charge, as provided herein.

LETTERS OF INTENT. A Purchaser may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of a Fund within the following 13 consecutive months. By completing the appropriate section of the account application and by signing the account application, the Purchaser agrees to the terms of the LOI and is bound by the provisions described below.

   Each purchase of Fund shares subject normally to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. The offering price may be further reduced as described under RIGHTS OF ACCUMULATION, if the transfer agent is advised of all other accounts at the time of the investment. It is the Purchaser's responsibility at the time of the purchase to specify the account numbers that should be considered in determining the appropriate sales charge. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

   To assure compliance with provisions of the Investment Company Act of 1940, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under the LOI is completed within the 13-month period, the escrowed shares will be released promptly. If the intended investment is not completed, the Purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within 20 days of the expiration date, the Purchaser constitutes and appoints the transfer agent irrevocably as the Purchaser's attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

   If at any time before completing the LOI Program the Purchaser wishes to cancel the agreement, the Purchaser must give written notice to the transfer agent. If at any time before completing the LOI Program the Purchaser requests the transfer agent to liquidate or transfer beneficial ownership of the Purchaser's total shares, a cancellation of the LOI will be effected automatically. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION. A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in shares of a Fund at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, the transfer agent takes into account not only the money invested upon such proposed purchase, but also the value of all shares of the Fund owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above to which a reduced sales charge applies.

   For example, if a Purchaser already owns shares with a value of $20,000 and wishes to invest an additional $20,000 in shares, with a maximum initial sales charge of 5.75%, the reduced initial sales charge of 5.50% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

   To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his broker must furnish the transfer agent with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. The following Purchasers will be not pay initial sales charges on purchases of shares of a Fund because there is a reduced sales effort


                                           PROSPECTUS - FEBRUARY 28, 2005     21

DISTRIBUTION ARRANGEMENTS

involved in sales to these Purchasers. For these Purchasers, purchases of shares of the Fund will be at net asset value:

   1. Any current or retired officer, Trustee or employee (and members of his or her immediate family) of the Adviser, its affiliates or the Group, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

   2. Purchasers with substantive business or personal relationships to the Adviser, its affiliates or the Group;

   3. Sales representatives and employees (and members of their immediate families) of selling group members or financial institutions that have arrangements with such selling group members;

   4. Purchasers who purchase through approved fee-based programs, such as wrap accounts for the benefit of clients of investment professionals, or through other approved financial intermediaries, such as fund supermarkets, adhering to standards established by the Group or the distributor;

   5. Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; and all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor;


   6. Purchasers using their reinstatement privileges, which provide that upon redemption of shares of a Fund, a shareholder has the right, to be exercised once a year and within 60 days of the redemption, to reinvest the redemption proceeds in the SAME Fund. To exercise this privilege, the shareholder must notify the Fund in writing;



   7. Purchasers who purchase directly from the Fund without going through any intermediary; and



   8. A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of the Fund.


   As used above, "immediate family" includes an individual and his or her spouse, children, parents, and parents of his or her spouse.

RULE 12B-1 PLAN FEES

   Each of the European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund has adopted a plan pursuant to SEC Rule 12b-1 under which the Fund is allowed to pay asset-based sales charges or distribution and service fees for the distribution, sale or servicing of its shares. These activities include advertising, compensation to the distributor and others for sales and marketing activities and materials and shareholder account servicing. The amount of these fees (as a percentage of aggregate average daily net assets) for the shares of each of these three Funds is 0.25% per annum. As indicated in the table in the "Fees and Expenses" discussion for each of these Funds, this fee is included in the Annual Fund Operating Expenses for the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 22    METZLER/PAYDEN INVESTMENT GROUP

APPENDIX A: PRIVACY NOTICE

   The mutual funds of The Metzler/Payden Investment Group respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

COLLECTION OF INFORMATION

   To meet those expectations, we must collect and maintain certain personal information about you. We may collect or capture nonpublic information about you from the following sources:

   - The Fund application, or other forms;

   - Oral conversations or written correspondence between you and our representatives;

   - Your transactions with us; and

   - Electronic sources, such as our Web site, or E-Mails.

INTERNAL ACCESS TO INFORMATION AND SAFEGUARDS

   We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information.

DISCLOSURE OF INFORMATION

   WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL AND ACCOUNT INFORMATION ABOUT OUR CUSTOMERS, OR FORMER CUSTOMERS, TO ANYONE, EXCEPT AS PERMITTED BY LAW.


   In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Metzler/ Payden, LLC; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-brokers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law and only as needed for us to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.



                                           PROSPECTUS - FEBRUARY 28, 2005     23

APPENDIX B: FINANCIAL HIGHLIGHTS


   This financial highlights table is intended to help you understand the financial performance of each of the Funds for the past five years, or if shorter, the period of the Fund's operations through October 31, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' most recent financial statements, is included in the Group's 2004 annual report, which is available on request.



For a Share Outstanding During the Periods Ended October 31st



                                                European Emerging
                                                   Market Fund            Euroland Blue Chip Fund      European Growth Fund
                                            -------------------------     -----------------------     -----------------------
                                               2004         2003(1)          2004        2003(1)         2004        2003(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period      $    13.47     $    10.00     $    12.48     $  10.00     $    12.69     $  10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                           0.09           0.09           0.20         0.19           0.13         0.08
  Net realized and unrealized gains
    (losses)                                      5.55           3.38           1.46         2.29           1.60         2.61
-----------------------------------------------------------------------------------------------------------------------------
      Total from investment activities            5.64           3.47           1.66         2.48           1.73         2.69
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                    (0.04)                        (0.36)                      (0.17)
  From net realized gains                       (1.35)                        (0.23)                      (0.56)
-----------------------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders       (1.39)           0.00         (0.59)         0.00         (0.73)         0.00
-----------------------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                     0.03           0.00           0.01         0.00           0.00         0.00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period            $    17.75     $    13.47     $    13.56     $  12.48     $    13.69     $  12.69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total return(2)                                  45.90%(3)      34.69%         13.52%(3)    24.78%         13.78%(3)    26.90%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period                 $4,869,345     $1,533,264     $1,030,901     $374,373     $3,193,178     $841,143
  Ratio of gross expense to average net
    assets(4)                                     8.36%         21.19%         10.51%       42.68%         10.63%       31.22%
  Ratio of net expense to average net
    assets(4)                                     1.16%          0.95%          1.17%        0.95%          1.15%        0.95%
  Ratio of investment income less gross
    expenses to average net assets(4)            (6.27)%       (18.49)%        (8.15)%     (39.63)%        (8.83)%     (29.05)%
  Ratio of net investment income to average
    net assets(4)                                 0.93%          1.75%          1.19%        2.10%          0.65%        1.22%
  Portfolio turnover rate                           89%           141%           236%         137%           193%         177%



 (1) The Funds commenced operations on December 30, 2002


 (2) Net annualized for periods less than one year


 (3) Total return does not reflect any applicable sales charges


 (4) Annualized for periods less than one year


 24    METZLER/PAYDEN INVESTMENT GROUP

APPENDIX B: FINANCIAL HIGHLIGHTS


                                                                 European Quant               International
                                                                   Equity Fund                 Equity Fund
                                                             -----------------------     -----------------------
                                                                2004        2003(1)         2004        2003(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                       $    12.29     $  10.00     $    12.62     $  10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment activities:
  Net investment income                                            0.10         0.09           0.11         0.03
  Net realized and unrealized gains (losses)                       2.30         2.20           1.31         2.59
----------------------------------------------------------------------------------------------------------------
      Total from investment activities                             2.40         2.29           1.42         2.62
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                                     (0.20)                      (0.34)
  From net realized gains                                        (1.90)                      (0.72)
----------------------------------------------------------------------------------------------------------------
      Total distributions to shareholders                        (2.10)         0.00         (1.06)         0.00
----------------------------------------------------------------------------------------------------------------
Proceeds from redemption fees                                      0.00         0.00           0.00         0.00
----------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                             $    12.59     $  12.29     $    12.98     $  12.62
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total return(2)                                                   20.17%       22.90%         11.72%       26.21%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets, end of period                                  $1,050,698     $786,737     $1,098,680     $825,834
  Ratio of gross expense to average net assets(4)                 15.35%       37.67%         14.70%       32.69%
  Ratio of net expense to average net assets(4)                    0.95%        0.95%          0.95%        0.95%
  Ratio of investment income less gross expenses to average
    net assets(4)                                                (12.67)%     (34.87)%       (13.26)%     (31.21)%
  Ratio of net investment income to average net assets(4)          1.73%        1.85%          0.49%        0.53%
  Portfolio turnover rate                                           295%         253%           121%         114%



 (1) The Funds commenced operations on December 30, 2002


 (2) Net annualized for periods less than one year


 (4) Annualized for periods less than one year



                                           PROSPECTUS - FEBRUARY 28, 2005     25

                   INVESTMENT ADVISER
                   Metzler/Payden, LLC
                   333 South Grand Avenue
                   Los Angeles, California 90071

                   ADMINISTRATOR
                   Treasury Plus, Inc.
                   333 South Grand Avenue
                   Los Angeles, California 90071

                   DISTRIBUTOR
                   Payden & Rygel Distributors
                   333 South Grand Avenue
                   Los Angeles, California 90071

                   CUSTODIAN
                   Mellon Trust of New England, N.A.
                   One Boston Place
                   Boston, Massachusetts 02109

                   TRANSFER AGENT
                   UMB Fund Services, Inc.
                   803 West Michigan Street
                   Milwaukee, Wisconsin 53233

                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                   Deloitte & Touche LLP
                   2 Prudential Plaza
                   180 North Stetson Ave.
                   Chicago, IL 60601

                   COUNSEL
                   Paul, Hastings, Janofsky & Walker LLP
                   555 South Flower Street
                   Los Angeles, California 90071

FOR MORE INFORMATION ABOUT THE MUTUAL FUNDS OF THE METZLER/PAYDEN INVESTMENT GROUP, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS:


The Funds' Annual and Semi-Annual Reports to shareholders contain detailed information on each Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference in this prospectus and is legally considered a part of the prospectus.


You can get copies, free of charge, of the Annual and Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by calling us toll-free at 1-866-673-8637, or by writing us at:


                      The Metzler/Payden Investment Group
                      333 South Grand Avenue
                      Los Angeles, California 90071


The SAI and Annual and Semi-Annual Reports are available, free of charge, on the Funds' Internet site at metzlerpayden.com

Information about the Funds, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address, publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


The Metzler/Payden Investment Group: Investment Company Act File No.
811-21085.


Metzler/Payden
Investment Advisors
  [LOGO]

The Metzler/Payden Investment Group
333 South Grand Avenue, Los Angeles, California 90071
213-625-2870  1-866-673-8637  metzlerpayden.com

                      THE METZLER/PAYDEN INVESTMENT GROUP

                   METZLER/PAYDEN EUROPEAN QUANT EQUITY FUND
                 METZLER/PAYDEN EUROPEAN EMERGING MARKETS FUND
                     METZLER/PAYDEN EUROLAND BLUE CHIP FUND
                      METZLER/PAYDEN EUROPEAN GROWTH FUND
                    METZLER/PAYDEN INTERNATIONAL EQUITY FUND

                             333 South Grand Avenue
                          Los Angeles, California 90071
                                  213-625-2870

                       STATEMENT OF ADDITIONAL INFORMATION

                               February 28, 2005



The Metzler/Payden Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about each of the Group's funds (each a "Fund" and collectively the "Funds"). This SAI contains information in addition to that set forth in the combined prospectus for the Funds dated February 28, 2005. The SAI is not a prospectus and should be read in conjunction with the Prospectus. In addition, the Group's Annual Report to Shareholders for the fiscal year ended October 31, 2004 is incorporated by reference into this SAI. You may order copies of the Prospectus and the Annual Report without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

    THE GROUP..................................................     3

    FUNDAMENTAL AND OPERATING POLICIES.........................     3

    INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS.........     5

    DISCLOSURE OF FUND PORTFOLIO HOLDINGS......................    33

    MANAGEMENT OF THE GROUP....................................    34

    PORTFOLIO TRANSACTIONS.....................................    40

    PURCHASES AND REDEMPTIONS..................................    41

    TAXATION...................................................    42

    DISTRIBUTION ARRANGEMENTS..................................    46

    FUND PERFORMANCE...........................................    47

    OTHER INFORMATION..........................................    49

                                    THE GROUP

The Group was organized as a Delaware business trust on March 22, 2002. The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Group currently offers shares of each of the Funds listed on the cover page of this SAI.

                       FUNDAMENTAL AND OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "Other Information--Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees determines that a Fund's investment objective may best be achieved by changing a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, no Fund may:

(1) BORROWING. Borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) COMMODITIES. Purchase or sell commodities or commodity contracts, except that (i) each Fund may enter into financial and currency futures contracts and options on such futures contracts, (ii) each Fund may enter into forward foreign currency exchange contracts (the Funds do not consider such contracts to be commodities), and (iii) each Fund may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. Make loans, except that (i) each Fund may purchase money market securities and enter into repurchase agreements, (ii) each Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(4) MARGIN. Purchase securities on margin, except that (i) each Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Fund may make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. Mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of the its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. Purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. Effect short sales of securities.

(10) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

OPERATING POLICIES

As a matter of operating policy, no Fund may:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION

Each of the European Quant Equity Fund, European Emerging Markets Fund, European Growth Fund, and International Equity Fund is classified as a "non-diversified" fund. The Euroland Blue Chip Fund is classified as a "diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. Because Metzler-Payden LLC (the "Adviser") may from time to time invest a large percentage of each non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter, (i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

EQUITY AND EQUITY-BASED SECURITIES

Common Stocks

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Preferred Stocks

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Depository Receipts

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

Convertible Securities and Warrants

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion table.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the possible failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, no Fund will invest more than 5% of its total assets in warrants.

COUNTRY FUNDS

Subject to the provisions of the 1940 Act, each Fund may invest in the shares of investment companies that invest in specified foreign markets. Because each of the European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund have an initial sales charge (load fee), under the 1940 Act each of these three Funds is prohibited from (i) investing more than 10% of its total assets in securities issued by investment companies, (ii) investing more than 5% of its total assets in securities issued by a single investment company, and (iii) acquiring more than 3% of the total outstanding voting stock of an investment company. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. Each Fund may also invest a portion of its assets in unit trusts and country funds that invest in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the portfolio's assets, thereby reducing the risks associated with investing in certain smaller foreign markets. Investments by a Fund in such vehicles should also provide increased liquidity and lower transaction costs for the Fund than are normally associated with direct investment in such markets. However, an investment in a country fund by a Fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such country fund.

MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in money market funds. Because each of the European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund have an initial sales charge (load fee), under the 1940 Act each of these three Funds is prohibited from (i) investing more than 10% of its total assets in securities issued by investment companies, (ii) investing more than 5% of its total assets in securities issued by a single investment company, and
(iii) acquiring more than 3% of the total outstanding voting stock of an investment company. Any investment in a money market fund by either the European Quant Equity Fund or the International Equity Fund may not exceed 3% of the total assets of the money market fund, and as a matter of operating policy, neither the European Quant Equity Fund nor the International Equity Fund anticipates investing more than 15% of its total assets in money market funds. It will do so for cash management purposes or for temporary defensive purposes. An investment in a money market mutual fund by a Fund will involve indirectly payment by the Fund of its pro rata share of advisory and administrative fees of such money market fund.

REPURCHASE AGREEMENTS

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. As a matter of operating policy, a Fund will not invest more than 35% of its total assets in when-issued and delayed delivery transactions.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by a Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser or Sub-adviser.

ILLIQUID SECURITIES

As a matter of operating policy, no Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities

Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser will determine the liquidity of each investment using various factors such as
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which the Funds may invest in securities of issuers organized or headquartered in foreign countries. Generally, such investments are likely to be made in the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). In addition, each of the Funds may make foreign investments in issuers organized or headquartered in emerging market countries, and principally in European emerging market countries. A Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund's investment objective and policies.

Risks of Foreign Investing

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Emerging Markets Investments. Investments by the Funds in securities issued by the governments of emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

Currency Fluctuations. To the extent that a Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Group expects that most foreign securities in which the Funds invest will be purchased in over-the-counter markets or on foreign stock exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds' portfolio securities may be less liquid and more volatile than publicly traded U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the

United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Funds' portfolio positions may also be adversely impacted by delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The dividends payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund.

Costs. The expense ratios of Funds investing in foreign securities (before reimbursement by the Adviser pursuant to the expense limitation described in the Prospectus under "Investment Adviser") are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

DERIVATIVE INSTRUMENTS

In pursuing their individual objectives, the Funds may purchase and sell (write) put options and call options on securities, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options"), except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds (except the [INSERT FUND NAMES]) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Each Fund also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities and credit default situations, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may also invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to many factors, including for example changes in prevailing interest rates, and like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes.

A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with established procedures in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Adviser in accordance with established procedures, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with established procedures. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Adviser in accordance with established procedures equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with established procedures.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign Currency Options.

Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts.

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. As described in the Prospectus, one or more of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity, from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.

A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with established procedures ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.

Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Group's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund. When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options.

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities reacted. To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of municipal securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts.

There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.

Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements.

Each Fund (except the Growth & Income and Bunker Hill Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit default and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. As a matter of operating policy, the aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total assets at the time of purchase.


Consistent with a Fund's investment objectives and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Growth & Income and Bunker Hill Money Market Funds) may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Adviser in accordance with established procedures, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. As a matter of policy, operating a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. Also as a matter of operating policy, a Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 15% of the total assets.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes.

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. No Fund will invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Each Fund (except the Bunker Hill Money Market and Tax Exempt Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser in accordance with established procedures in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Group's investment restriction relating to the lending of funds or assets by a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS.

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

FOREIGN CURRENCY TRANSACTIONS

Each Fund may enter into foreign currency transactions. A Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that a Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). A Fund generally will not enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and a Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other liquid obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Fund may commit a substantial portion of its assets to the consummation of these contracts. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.

At the maturity of a forward currency contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If a Fund retains a portfolio security and engages in an offsetting foreign currency transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting foreign currency transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, a Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, each of the Funds may lend securities with a value of up to 30% of their respective total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily. A Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

RESERVES

Each Fund may establish and maintain reserves when the Adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations,

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings). The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. To the extent a Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged. The rights of any lender to a Fund to receive payments of interest or repayments of principal will be senior to those of the Investors in the Fund. Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Group's Board of Trustees has adopted a policy and related procedures for the Group with respect to the disclosure of the portfolio holdings of the Funds. You may obtain a listing of the portfolio holdings of a Fund by sending a written request to the Fund at 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071. With the exception of certain third-party providers to the Funds, portfolio holdings of a Fund are made available to any person, including without limitation individual investors, institutional investors, intermediaries that distribute the Funds' shares and rating and ranking organizations, as of a month-end and are released after the following month-end. As an example, Fund portfolio holdings as of January 31 are first made available to any person on March 1.


Employees of the following third-party service providers, whose job responsibilities require them to have access to a Fund's portfolio holdings on a more frequent basis, are not subject to the delayed availability policy: the Adviser, Fund Administrator, Fund Accountant, Custodian, Transfer Agent, its independent registered public accounting firm, outside counsel, and the financial printer for the Group. Each of these third-party providers requires that their employees maintain the confidentiality of this information and prohibits any trading based on this confidential information.

Neither a Fund, nor the Adviser, nor any other party receives any compensation in connection with the disclosure of information about portfolio holdings of the Fund. Further, there are no ongoing arrangements for any Fund to make available to anyone information on the Fund's portfolio holdings outside the disclosure policy just described. Finally, the Group's Chief Compliance Officer must approve any disclosure of a Fund's portfolio holdings that is outside the terms of this disclosure policy.


There can be no guarantee that the Group's policy and related procedures will be effective in preventing the misuse of information about portfolio holdings of the Funds by the persons in possession of this information.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. Delaware law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Group, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

Board of Trustees:

The current Trustees of the Group and their affiliations and principal occupations for the past five years are as set forth below.


                                     YEAR FIRST                                    NUMBER OF
                           POSITION  ELECTED AS                                    FUND SERIES
                              WITH   A TRUSTEE    PRINCIPAL OCCUPATION(S)          OVERSEEN BY  OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND   OF THE FUND  DURING PAST 5 YEARS              TRUSTEE        HELD BY TRUSTEE
---------------------      --------  -----------  -------------------              -----------  -------------------
Independent Trustees

W.D. Hilton, Jr.            Trustee  2002          President and CEO, Trust          All(5)     Trustee, The Payden & Rygel
333 South Grand Avenue                             Services, Inc.;                              Investment Group (registered
Los Angeles, CA 90071                              Executive Director, NGC                      investment company); Director,
Age: 58                                            Bodily Injury Trusts, and                    BM&F, Ltd (Insurance Company)
                                                   Managing Trustee,
                                                   Fuller - Austin Trust

James Clayburn LaForce      Trustee  2002          Dean Emeritus, The John E.        All(5)     Trustee, The Payden
333 South Grand Avenue                             Anderson School of Management                & Rygel Investment Group (registered
Los Angeles, CA 90071                              at the University of California,             investment company); Trustee,
Age: 76                                            Los Angeles                                  Advisors Series Trust (registered
                                                                                                investment companies); Trustee,
                                                                                                BlackRock Closed End Funds
                                                                                                (investment company); Director,
                                                                                                CancerVax Corporation (biotechnology
                                                                                                company); Director, Arena
                                                                                                Pharmaceuticals, Inc.
                                                                                                (biopharmaceutical company)

Gerald S. Levey, M.D.       Trustee  2002          Provost, Medical Sciences, and    All(5)     Trustee, The Payden & Rygel
333 South Grand Avenue                             Dean, School of Medicine at the              Investment Group (registered
Los Angeles, CA 90071                              University of California, Los                investment company)
Age: 68                                            Angeles

Interested Trustees*

Scott J. Weiner            Trustee   2002          Managing Principal and Director,  All(5)     None
333 South Grand Avenue                             Payden & Rygel; President,
Los Angeles, CA 90071                              Metzler/Payden LLC
Age:  45

Norbert F.J. Enste         Trustee   2002         Vice Chairman and Director,        All(5)     None
333 South Grand Avenue                            Metzler-Payden, LLC; Principal
Los Angeles, CA 90071                             and Director, B. Metzler seel.
Age: 53                                           Sohn & Co. Holdings KGaA;
                                                  Chairman, Supervisory Board,
                                                  Metzler Investment GmbH



-----------
* "Interested persons" of the Group, as defined in the 1940 Act, because of their affiliation with the Adviser.

Board of Trustee Committees


The Board of Trustees has three standing committees: the Audit Committee, the Pricing Committee and the Nominating Committee. The Audit Committee is responsible for general supervision of and relations with the Group's independent auditing firm and oversight from the Board perspective of the annual auditing process, including retaining the Group's independent registered public accounting firm and approval of the annual audit plan. The three independent Trustees are members of this Committee, and James Clayburn LaForce serves as Chairman of the Committee. The Audit Committee met four times during the fiscal year ended October 31, 2004. The Pricing Committee is responsible for general oversight of the Group's Pricing Policy as applied on a day-to-day basis by the Group's management and the Adviser. It is also responsible for recommending changes in the Policy for adoption by the Board of Trustees. W. D. Hilton and Scott J. Weiner are the Trustee members of the Committee, and Saeren Rytoft of Metzler/Payden LLC is a non-Trustee member of the Committee, W.D. Hilton is Chairman of the Committee. The Pricing Committee met four times during the fiscal year ended October 31, 2004. The Nominating Committee is responsible for the identification and evaluation of possible candidates to serve as Trustees of the Group. W. D. Hilton, Jr., James Clayburn La Force and Gerald S. Levey, M.D., all non-interested Trustees, are the members of the Committee. The Nominating Committee did not meet during the fiscal year ended October 31, 2004. Shareholders may recommend names of Trustee candidates to the Nominating Committee by written submission to: The Metzler/Payden Investment Group,
Attention: Edward Garlock, Secretary, 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071.

Trustee Compensation


Trustees, other than those Trustees who are affiliated persons (as that term is defined in Section 2(a)(3) of the 1940 Act) of the Adviser, currently receive an annual retainer of $12,500, plus $1,250 for each regular Board of Trustees meeting and/or committee meeting attended, $1,000 for each special Board of Trustees meeting and/or committee meeting and reimbursement of related expenses. Chairmen of Board committees each receive an annual retainer of $1,000. If more than one Board or committee meeting occurs on the same day, only one fee is paid. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 2004, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board. The Group does not maintain a retirement plan for its Trustees. There are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934).



                                               PENSION OR
                                               RETIREMENT       ESTIMATED           TOTAL
                                                BENEFITS          ANNUAL         COMPENSATION
                             AGGREGATE         ACCRUED AS        BENEFITS       FROM GROUP AND
                            COMPENSATION     PART OF GROUP         UPON          GROUPCOMPLEX
NAME                         FROM GROUP         EXPENSES        RETIREMENT     PAID TO TRUSTEE
----                        ------------     -------------      ----------     ---------------
James Clayburn La Force       $22,750            None              N/A            $22,750
Gerald S. Levey, M.D.         $24,250            None              N/A            $24,250
W.D. Hilton                   $25,250            None              N/A            $25,250


Fund Shares Owned by Trustees as of December 31, 2004

                                    DOLLAR RANGE(1) OF       AGGREGATE DOLLAR RANGE OF
NAME                                FUND SHARES OWNED        SHARES OWNED IN ALL FUNDS
----                                -----------------        -------------------------
Independent Trustees

W.D. Hilton, Jr.                                                  Over $100,000
  European Emerging Markets Fund    $10,001 - $50,000
  European Growth Fund              $50,001 - $100,000
  International Equity Fund         $10,001 - $50,000
James Clayburn LaForce                     None                        None
Gerald P. Levey, M.D.                      None                        None

Interested Trustees

Scott J. Weiner                                                 $50,001 - $100,000
European Growth Fund                $50,001 - $100,000
Norbert F.J. Enste                         None                        None

-------
(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.


Officers:

The current officers of the Group who perform a policy-making function and their affiliations and principal occupations for the past five years are as set forth below.


                                          YEAR FIRST
                            POSITION      ELECTED AS
                              WITH        AN OFFICER    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         FUND        OF THE FUND   DURING PAST 5 YEARS
---------------------         ----        -----------   -------------------
Scott J. Weiner          Chairman,           2002       Managing Principal,
333 South Grand Avenue   President and                  Payden and Rygel;
Los Angeles, CA 90071    Trustee                        President, Metzler/Payden LLC
Age: 45

Frank Peter Martin       Executive           2002       Executive Vice President,
333 South Grand Avenue   Vice President                 Metzler/Payden, LLC
Los Angeles, CA 90071                                   Managing Director,
Age: 43                                                 Metzler Investment GmbH

Brian W. Matthews        Chief Financial     2003       Managing Principal and CFO,
333 South Grand Avenue   Officer                        Payden & Rygel
Los Angeles, CA 90071
Age: 44

Yot Chattrabhuti         Vice President      2002       Senior Vice President, Mutual
333 South Grand Avenue                                  Fund Operations, Payden & Rygel
Los Angeles, CA 90071
Age: 49

Bradley F. Hersh         Vice President      2002       Vice President and Treasurer,
333 South Grand Avenue   and Treasurer                  Payden & Rygel
Los Angeles, CA 90071
Age: 36


David L. Wagner          Vice President      2002       Vice President, Risk Management,
333 South Grand Avenue   and Chief                      Payden & Rygel
Los Angeles, CA 90071    Compliance officer
Age: 54


Edward S. Garlock        Secretary           2002       Managing Principal and General
333 South Grand Avenue                                  Counsel, Payden & Rygel
Los Angeles, CA 90071
Age: 54

Each of the Group and the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended. Each Code of Ethics permits applicable personnel subject to the particular Code of Ethics to invest in securities, including under certain circumstances securities that may be purchased or held by the Funds of the Group.

CONTROLLING SHAREHOLDERS


As of January 31, 2005, the following persons held of record 25% or more of the outstanding shares of the Group's Funds. The Funds have no other information regarding the beneficial ownership of such shares.

European Quant Equity Fund: J. Payden Living Trust, Los Angeles, CA, 56.10%; Metzler North America Corp., Seattle, WA, 25.49%.

European Emerging Markets Fund: Charles Schwab & Co., as Nominee, San Francisco, CA, 29.81%.

Euroland Blue Chip Fund: J. Payden Living Trust, Los Angeles, CA, 49.18%; Metzler North America Corp., Seattle, WA, 26.81%.

European Growth Fund:  J. Payden Living Trust, Los Angeles, CA, 35.67%.

International Equity Fund:  Metzler North America Corp., Seattle, WA, 60.60%.

If any of the above Funds held an annual or special meeting of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of these controlling shareholders' substantial voting power.


PRINCIPAL SHAREHOLDERS


As of January 31, 2005, the following persons held of record 5% or more of the outstanding shares of the Group's Funds. The Funds have no other information regarding the beneficial ownership of such shares.

European Quant Equity Fund: J. Payden Living Trust, Los Angeles, CA, 56.10%; Metzler North America Corp., Seattle, WA, 25.49%; A. Benjamin Revocable Trust, Los Angeles, CA, 7.76%.

European Emerging Markets Fund: Charles Schwab & Co., as Nominee, San Francisco, CA, 29.81%; J. Payden Living Trust, Los Angeles, CA, 24.13%; PARS CalOptima 401k Plan, San Diego, CA 16.89%; Metzler North America Corp., Seattle, WA 5.86%.

Euroland Blue Chip Fund: J. Payden Living Trust, Los Angeles, CA, 49.18%; Metzler North America Corp., Seattle, WA, 26.81%; Dockson Revocable Trust, Los Angeles, CA, 10.44%.

European Growth Fund: J. Payden Living Trust, Los Angeles, CA, 35.67%; Metzler North America Corp., Seattle, WA 15.39%; Charles Schwab & Co., as Nominee, San Francisco, CA, 12.53%.

International Equity Fund: Metzler North America Corp., Seattle, WA, 60.60%; J. Payden Living Trust, Los Angeles, CA, 8.75%; A. Benjamin Revocable Trust, Los Angeles, CA, 7.14%; Dockson Revocable Trust, Los Angeles, CA, 7.18%.

The officers and Trustees of the Group, as a group, own less than 3% of the outstanding shares of each of the European Growth Fund and International Equity Fund, and less than 1% of the outstanding shares of each of the Group's other Funds.

ADVISER


Metzler/Payden, founded in 1998, is a joint venture between Payden & Rygel ("P&R") and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany. It currently has approximately $2.2 billion of assets under management. P&R, founded in 1983, is one of the largest independent investment counseling firms in the United States, with over 120 employees and over $54 billion in assets under management for over 270 clients. Metzler is a major German financial institution, and through its various subsidiaries, is one of the leading investment managers in Germany. It manages assets totaling over 15 billion euro for institutional clients and mutual funds, including European equity and balanced funds.


The Adviser's focus is the management of equity and fixed income securities in both the domestic and global markets. Portfolios are actively managed according to client approved guidelines and benchmarks. In addition to its own employees, the Adviser's investment management process utilizes different teams, composed of personnel made available by P&R and Metzler pursuant to a Service Agreement, which are responsible for the day-to-day management of client portfolios, including each of the Funds, within the broad investment parameters set by the Adviser's Co-Chief Investment Officers. The Adviser also utilizes futures and options strategies, primarily as defensive measures to control currency and interest rate volatility.

The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 21, 2002, as amended from time to time (the "Investment Management Agreement"). The Investment Management Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons, as defined in Section 2(a)(3) of the 1940 Act, of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator; (iv) the charges and expenses of legal counsel and independent accountants for the Group; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance;
(ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.


The Investment Management Agreement provides that the Adviser receives a monthly fee from each Fund at the annual rate of 0.75% of average daily net assets. For the fiscal year ended October 31, 2004, the Adviser did not receive fees from any of the Funds, but instead subsidized the expenses of each of the Funds.

 The Investment Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Investment Management Agreement will continue in effect with respect to each Fund for two years after the Fund's inclusion in the Group's Declaration of Trust (on or around its commencement of operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Investment Management Agreement by vote cast in person at a meeting called for such purpose. The Investment Management Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.


Approval of Advisory Agreement

In determining whether to renew the Investment Management Agreement, the Board of Trustees evaluates information provided by the Adviser in accordance with
Section 15(c) of the 1940 Act. At its June 15, 2004 meeting, the Board considered a number of factors in recommending renewal of the existing Agreement, including the quality and depth of the Adviser's organization; its business reputation, financial condition and operational stability; and the integrity of its senior management and staff. The Trustees also reviewed the ability of the Adviser to provide investment management and supervision services to the Funds, including the background, education and experience of its key investment and operational personnel, including portfolio managers, and the investment philosophy and decision-making process of those professionals.

The Trustees also reviewed information provided by the Adviser and by an independent consultant ("Consultant") comparing the performance of the Funds to other funds with similar investment approaches. In reviewing the quality of services provided to each of the Funds, the Trustees observed that for the one-year period ended March 31, 2004, each of the Funds had returns that placed them no lower than the first or second quintile of the Consultant's universe for the particular Fund. In particular, the Trustees noted that the European Emerging Markets Fund had been recognized by the Consultant as being in the top 10% of funds in its category for the one-year period in terms of returns.

In reviewing the investment advisory fees and total expenses borne by each of the Funds, the Trustees reviewed a sample of advisory fees and total expenses paid by similarly managed funds. The Trustees noted that, for each of the Funds with Load Fees - the Euroland Blue Chip, European Emerging Markets and European Growth Funds, both the Fund advisory fees and total expenses as a percentage of each of these Fund's average net assets ranked in the first quintile (lowest fee/expense quintile) in relation to the Funds' Consultant group or universe. With respect to the no-Load Fee Funds - the International Equity Fund and the European Quant Equity Fund, both the International Equity Fund's advisory fees and total expenses as a percentage of the Fund's average net assets again ranked in the first quintile in relation to the Fund's Consultant group or universe. With respect to the European Quant Equity Fund, the Fund's advisory fees ranked in the first quintile, while the total expenses ranked in the second quintile.

In reviewing the quality of services provided to the Funds, the Trustees also considered a variety of other matters, including the quality and depth of the investment professionals employed by the Adviser, the fact that the Adviser as a matter of policy does not engage in directed brokerage or soft dollar practices, its regulatory compliance procedures, and its fees and profitability of its investment advisory relationship with the Funds.

In arriving at a decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances. Based on their review and in the exercise of their business judgment, the Board of Trustees as a whole, and the independent Trustees separately, concluded that the terms of the Investment Management Agreement was fair and reasonable and similar to those which could have been obtained through arms-length negotiations, and approved renewal of the Investment Management Agreement for a one-year period through June 30, 2005.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT



Treasury Plus, Inc. ("Administrator"), located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of Payden & Rygel, one of the two owners of the Adviser, and serves as Administrator to the Fund. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Fund, transmit communications by the Fund to shareholders of record, make periodic reports to the Board of Trustees regarding Fund operations, and oversee the work of the fund accountant.



For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.08% of the daily net assets of the Group. During the fiscal years ended October 31, 2003 and October 31, 2004, respectively, the Administrator earned the following amounts: European Quant Equity Fund, $241 and $774, respectively; European Emerging Markets Fund, $475 and $2,171, respectively; Euroland Blue Chip Fund, $212 and $1,342, respectively; European Growth Fund, $336 and $1,282, respectively; and International Equity Fund, $281 and $771, respectively.

UMB Fund Services, Inc. ("UMB"), located at 803 West Michigan Street, Milwaukee, Wisconsin 53233 provides transfer agency services to the Group. These services include the issuance and redemption of Fund shares, maintenance of shareholder accounts and preparations of annual investor tax statements. UMB receives fees for these transfer agency services, and certain out-of-pocket expenses are also reimbursed at actual cost.


Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) ("Mellon Trust"), located at 135 Santilli Highway, Everett, Massachusetts 02149, provides fund accounting services to the Group. These services include the calculation of daily expense accruals and net asset value per share for the Funds. Mellon Trust receives fees for these fund accounting services, and certain out-of-pocket expenses are also reimbursed at actual cost.



The liability provisions of the Group's agreements with Treasury Plus, UMB and Mellon Trust are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify Treasury Plus, UMB and Mellon Trust against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.


                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser seeks the best execution available. In seeking the most favorable execution, the Adviser considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The Adviser regularly reviews execution actually obtained on transactions to determine whether it is achieving best execution. The Adviser has no "soft dollar" arrangement with any broker-dealer.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.


The brokerage commissions paid by each Fund during the fiscal years ended October 31, 2003 and October 31, 2004, respectively, were: European Quant Equity Fund, $4,159 and $11,917, respectively,; European Emerging Markets Fund, $5,770 and $4,304, respectively; Euroland Blue Chip Fund, $1,833 and $15,269, respectively; European Growth Fund, $4,032 and $18,623, respectively; and International Equity Fund, $1,594 and $5,871, respectively.


The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                            PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of the Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds may, at the sole discretion of the Adviser, accept securities in exchange for shares of a Fund. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market, as determined by reference to the liquidity and pricing policies established by the Board of Trustees; and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange, or market quotations by third party broker-dealers.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund reserves the right to pay any redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemptions, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees.


                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Diversification Test"). The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders, if the Fund distributes to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any long-term capital losses) and 90% of its net exempt interest income each taxable year. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

Dividends paid out of a Fund's investment company taxable income will generally be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.


Dividends paid by a Fund generally are not expected to qualify for the deduction for dividends received by corporations or for the reduced tax rate applicable to "qualified dividend income" for individuals. Distributions of net capital gains, and designated as such, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.


HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.


Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax, and foreign taxes may not be deductible in computing alternative minimum taxable income.


CERTAIN DEBT SECURITIES

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income ratably over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations").

However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. Paul, Hastings, Janofsky & Walker LLP, counsel to the Group, has expressed no opinion in respect thereof.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as Distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 21, 2002. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above. Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

No compensation is payable by the European Quant Equity and International Equity Funds to the Distributor for its distribution services. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares.

Each of the European Emerging Markets, Euroland Blue Chip and European Growth Funds has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended. The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate of 0.25% of the Fund's average daily net assets. The Funds will pay the Distributor for: (a) expenses incurred in connection with advertising and marketing shares of the Funds, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, telemarketing or direct mail solicitations; (b) periodic payments of fees for distribution assistance made to one or more securities dealers, or other industry professionals, such as investment advisers, accountants, estate planning firms and the Distributor itself (collectively "Service Organizations") in respect of the average daily value of the shares of each Fund beneficially owned by persons ("Clients") for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information with respect to shares of the Funds (except those used for regulatory purposes or for distribution to existing shareholders of the Funds).

The Funds will also reimburse the Distributor for fees paid by the Distributor to Service Organizations for the provision of support services to their Clients who are beneficial owners of shares of the Funds. Such services may include: (a) establishing and maintaining accounts and records relating to Clients who invest in shares; (b) aggregating and processing purchase, exchange and redemption requests for shares from Clients and placing net purchase and redemption orders with respect to the shares; (c) investing, or causing to be invested, the assets of Clients' accounts in shares pursuant to specific or pre-authorized instructions; (d) processing dividend and distribution payments from the Trust on behalf of Clients; (e) providing information periodically to Clients showing their positions in shares; (f) arranging for bank wires; (g) responding to Client inquiries relating to the services performed by Service Organizations;
(h) providing sub-accounting services with respect to shares beneficially owned by Clients or the information to the Trust necessary for sub-accounting services; (i) preparing any necessary tax reports or forms on behalf of Clients;
(j) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (k) assisting Clients in changing dividend options, account designations and addresses; and
(l) providing such other similar services as the Distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

The distribution fees payable to the Distributor are designed to reimburse the Distributor for the expenses it incurs and the services it renders in distributing Shares of the Fund only to the extent of the reimbursable amounts expended by the Distributor. If in any month the Distributor is due more fees for distribution and shareholder services than are immediately payable because of the expense limitation under the Distribution Plan, the unpaid amount is carried forward from month to month while the Distribution Plan is in effect, until it is paid. However, no carried forward amount will be payable beyond the fiscal year in which the amount was incurred, and no interest, carrying or other finance charge will be borne by the shares with respect to any amount carried forward.

In the case of each Fund, the Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund, thereby reducing the Fund's expense ratios and proving an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Trustees of the Fund who are not interested person of the Fund and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the Trust's outstanding shares. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

While the Plan is effect, the selection and nomination of Trustees who are not interested persons of the Fund will be committed to the discretion of the Trustees of the Fund who are not interested persons of the Fund. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is approved specifically at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to shares of a Fund reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in shares of the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


The one-year, five-year, ten-year and since inception total returns for each of the Funds through October 31, 2004 were as follows:



                                                                      ANNUALIZED
                                                                     RETURN SINCE
                                     1 YEAR    5 YEAR     10 YEAR     INCEPTION        INCEPTION DATE
                                     ------    ------     -------    ------------     -----------------
European Emerging Markets Fund*      37.51                              39.83         December 30, 2002
Euroland Blue Chip Fund*              6.99                              17.02         December 30, 2002
European Growth Fund*                 7.23                              18.24         December 30, 2002
European Quant Equity Fund           20.17                              23.63         December 30, 2002
International Equity Fund            11.72                              20.55         December 30, 2002



* Adjusted for the maximum load of 5.75%.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                                OTHER INFORMATION

CAPITALIZATION

Each Fund is a series of The Metzler/Payden Investment Group, an open-end management investment company organized as a Delaware business trust in March 2002. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized five series of shares: European Quant Equity Fund, European Emerging Markets Fund, Euroland Blue Chip Fund, European Growth Fund, and International Equity Fund.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. The Board of Trustees may liquidate a Fund at any time without shareholder approval. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being expensed to the Fund, subject to the expense limitation described in the Prospectus under "Investment Adviser."

DECLARATION OF TRUST

Under Delaware law, shareholders are not personally held liable for the obligation of the Funds. The Group's Declaration of Trust, dated as of May 1, 2002, provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

MARKET PRICING ERRORS

The Board of Trustees has adopted guidelines concerning correction of market pricing errors which set forth the procedures used in handling market pricing errors and their impact on a Fund's net asset value ("NAV") and its shareholders. Depending on the size of the error, corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to the Fund, or correction of any erroneous NAV, compensation to the Fund and reprocessing of individual shareholder transactions. Under the guidelines exceptions to the policy may be granted as facts or circumstances warrant.

CUSTODIAN


Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) serves as Custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. The Board of Trustees has delegated to the Custodian the selection of foreign custodians and to the Adviser the selection of securities depositories. Selection of such foreign custodial institutions and securities depositories is made following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. No assurance can be given that the appraisal by the Custodian and the Adviser of the risks in connection with foreign custodial and securities depository arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.

PROXY VOTING POLICY AND PROCEDURES


Effective June 9, 2003, the Board of Trustees adopted the Group's "Proxy Voting Policy and Procedures," pursuant to which it delegated the responsibility for voting proxies relating to portfolio securities held by the various Funds of the Group to the Adviser as part of the Adviser's general investment management responsibilities, subject to the continuing oversight of the Board of Trustees. Under the policy, the Adviser shall present to the Board at least annually its policies, procedures and other guidelines for voting proxies, and at least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of the various Funds of the Group during the year. The delegation by the Board to the Adviser of the authority to vote proxies may be revoked by the Board, in whole or in part, at any time. Information regarding how the Group voted proxies relating to portfolio securities during the most 12-month period ended June 30 will be available without charge, upon request, by calling the Group's toll-free telephone number, 1-866-673-8637, and on the U.S. Securities and Exchange Commission's website.


The Adviser's "Proxy Voting Policy" states that it expects to fulfill its fiduciary obligation to the Group by monitoring events concerning the issuer of the particular security at issue and then by voting the proxies in a manner that is consistent with the best interests of the Group and that does not subordinate the Group's interests to its own. With respect to several common issues that are presented, the Adviser's policy provides that, absent special client circumstances or specific client policies or instructions, the Adviser will vote as follows on the issues listed below:

- Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

- Vote for programs that permit an issuer to repurchase its own stock.

- Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

- Vote against management proposals to make takeovers more difficult (e.g., "poison pill" provisions, or supermajority votes).


- Vote for management proposals on the retention of its independent registered public accounting firm.


- Vote for management endorsed director candidates, absent any special circumstances.

With respect to the wide variety of social and corporate responsibility issues that are presented, the Adviser's general policy is to take a position in favor of responsible social policies that are designed to advance the economic value of the issuer. Further, the Adviser's policy provides that, except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the Adviser's general proxy voting policies, the Adviser's Proxy Voting Committee will determine the manner of voting the proxy in question.

From time to time, the Adviser may purchase for a Fund's portfolio securities that have been issued by another of its investment advisory clients. In that case, however, a conflict of interest may exist between the interests of the Fund and the interests of the Adviser. To ensure that proxy votes are voted in the Fund's best interest and unaffected by any conflict of interest that may exist, the Adviser will vote on a proxy question that presents a material conflict of interest between the interests of the Fund and the interests of the Adviser as follows. If one of the Adviser's general proxy voting policies described above applies to the proxy issue in question, the Adviser will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the Fund and not of the Adviser. However, if the general proxy voting policy does not further the interests of the Fund, the Adviser will then seek specific instructions from the Fund.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP provides audit and tax return preparation services to the Group. Its address is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601. The Funds' audited financial statements have been incorporated herein, as described under "Financial Statements" below, in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.


COUNSEL

Paul, Hastings, Janofsky & Walker LLP passes upon certain legal matters in connection with the shares offered by the Group, and also acts as counsel to the Group and to the Trustees who are not "interested persons" of the Group as defined in the 1940 Act. Its address is 515 South Flower Street, Los Angeles, California 90071.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Metzler/Payden". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

FINANCIAL STATEMENTS


The Funds' audited financial statements are incorporated in this Statement of Additional Information by reference to its 2004 Annual Report to Shareholders. The financial statements in such Annual Report have been audited by the Funds' independent registered public accounting firm, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference.


Additional copies of the Funds' 2004 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Group at the address or number on the front page of this Statement of Additional Information.


REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                      THE METZLER/PAYDEN INVESTMENT GROUP

                                 F O R M  N-1A

                            PART C: OTHER INFORMATION

Item 23.       Exhibits.

        (a.1)       Certificate of Trust of Registrant(a).

        (a.2)       Form of Declaration of Trust of Registrant(a).


        (b)         Form of By-laws of Registrant(a).

        (c)         None

        (d.1) Form of Investment Management Agreement between Registrant and Metzler-Payden, LLC(a).

        (d.2) Form of Amendment to the Investment Management Agreement between Registrant and Metzler-Payden, LLC adding the European Tactical Allocation Fund, European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund to the Agreement.(c)

        (e) Form of Distribution Agreement between Registrant and Payden & Rygel Distributors, Inc.(a).

        (f)         None

        (g) Form of Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company(a).

        (h.1) Form of Management and Administration Agreement between Registrant and Treasury Plus, Incorporated(a).

        (h.2) Form of Accounting Services Agreement between Registrant and Boston Safe Deposit and Trust Company(a).

        (h.3) Form of Transfer Agency Agreement between Registrant and UMB Fund Services, Inc., dated as of June 11, 2003(d).

        (h.4) Form of License Agreement between Registrant and Metzler-Payden, LLC(b).

        (i.1)       Opinion of Counsel(b).

        (i.2) Form of Opinion of Counsel re: European Tactical Allocation Fund, European Emerging Markets Fund, Euroland Blue Chip Fund and European Growth Fund(c)

        (j) Consent of the independent registered public accounting firm.


        (k)         Not applicable.

        (l)         Investment letter of Metzler-Payden, LLC(b).

        (m) Distribution and Shareholder Servicing Plan, adopted October 29, 2003(d).

        (n)         Not applicable.

        (o)         Not applicable.


        (p.1)       Code of Ethics of The Metzler/Payden Investment Group.

        (p.2)       Code of Ethics of Metzler-Payden, LLC.

        (p.3) Supplemental Code of Ethics for Principal Officers and Senior Financial Officers(d).

        (q.1)       Power of Attorney of W.D. Hilton, Jr(b).

        (q.2)       Power of Attorney of James Clayburn LaForce(b).

        (q.3)       Power of Attorney of Gerald S. Levey, M.D(b).

        (q.4)       Power of Attorney of Norbert F.J. Enste(b).

------------------

(a) Filed as an exhibit to the Registration Statement on May 6, 2002 and incorporated herein by reference.

(b) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on July 1, 2002 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on December 9, 2002 and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement on January 22, 2004 and incorporated herein by reference.

Item 24.    Persons Controlled by or Under Common Control with Registrant.


            As of January 31, 2005, the following persons owned of record more than 25% of the outstanding Shares of the named Fund: (1) European Quant Equity Fund: J. Payden Living Trust, Los Angeles, CA, 56.10%; Metzler North America Corp., Seattle, WA, 25.49; (2) European Emerging Markets Fund: Charles Schwab & Co. Inc., as Nominee, San Francisco, CA, 29.81%; (3) Euroland Blue Chip Fund: J. Payden Living Trust, Los Angeles, CA, 49.18%; Metzler North America Corp., Seattle, WA, 26.81%; (4) European Growth Fund: J. Payden Living Trust, Los Angeles, CA, 35.67%; (5) International Equity Fund:
            Metzler North America Corp., Seattle, WA, 60.60%.


Item 25.    Indemnification.

        Section 5.2 of Article 5 of Registrant's Declaration of Trust, filed herewith as Exhibit (a.2), provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

        Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.


            During the two fiscal years ended October 31, 2004, Metzler-Payden, LLC has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Metzler-Payden, LLC have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.


Name and Principal
Business Address             Officer                Other Employment
-------------------          -------                ----------------
Joan A. Payden               Chairman and           President and CEO, Payden
                             Director               & Rygel

Norbert F.J. Enste           Vice Chairman and      Principal, B. Metzler seel.
                             Director               Sohn & Co. Holdings KGaA

Scott J. Weiner              President and          Managing Principal, Payden
                             Director               & Rygel

Frank-Peter Martin           Executive Vice         Managing Director, Metzler
                             President and          Investment GmbH
                             Director

Brian W. Matthews            Executive Vice         Managing Principal, Payden
                             President, CFO and     & Rygel
                             Director


Item 27.    Principal Underwriters.

        (a) Payden & Rygel Distributors, Inc. does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant and The Payden & Rygel Investment Group.

        (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                      Positions and
                                      Offices with                         Positions and
Name and Principal                    Principal                            Offices with
Business Address                      Underwriter                          Registrant
------------------                    -----------------------              -----------------------------
Joan A. Payden                        Chairman, President,                 None
                                      Chief Executive Officer
                                      and Director

Christopher N. Orndorff               Chief Financial Officer              None

Gregory P. Brown                      Vice President and                   None
                                      Director

Yot Chattrabhuti                      Vice President                       Vice President

Richard L. Cowan                      Vice President                       None

Bradley F. Hersh                      Vice President and Controller        Vice President & Treasurer

Sandra L. Clark                       Assistant Vice President             None
                                      and Assistant Secretary

Edward S. Garlock                     Secretary                            Secretary

        (c) Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los

Angeles, California 90071); its adviser, Metzler-Payden, LLC (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Administrator, Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071); its Fund Accountant, Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) (135 Santilli Highway, Everett, Massachusetts 02149); its Transfer Agent, UMB Fund Services, Inc. (803 West Michigan Street, Milwaukee, Wisconsin 53233); or its Custodian, Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) (One Boston Place, Boston, Massachusetts 02108).


Item 29. Management Services.

        Not Applicable.

Item 30. Undertakings.

        Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 25th day of February, 2005. The undersigned hereby certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.


                                          THE METZLER/PAYDEN INVESTMENT GROUP

                                          By   /s/ Scott J. Weiner
                                             -----------------------------------
                                                   Scott J. Weiner
                                                   Chairman

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Scott J. Weiner                Trustee and                     February 25, 2005
-----------------------------      Principal Executive Officer
Scott J. Weiner

Norbert F.J. Enste*                Trustee                         February 25, 2005
-----------------------------
Norbert F.J. Enste*

W.D. Hilton, Jr.*                  Trustee                         February 25, 2005
-----------------------------
W.D. Hilton, Jr.

J. Clayburn La Force*              Trustee                         February 25, 2005
-----------------------------
J. Clayburn La Force

Gerald S. Levey*                   Trustee                         February 25, 2005
-----------------------------
Gerald S. Levey, M.D.

/s/ Brian W. Matthews              Principal Financial             February 25, 2005
-----------------------------      and Accounting Officer
Brian W. Matthews

*/s/ Scott J. Weiner
-----------------------------
By: Scott J. Weiner
    Attorney-In-Fact

                                  EXHIBIT INDEX

                       THE METZLER/PAYDEN INVESTMENT GROUP

                        FORM N-1A REGISTRATION STATEMENT

                         POST-EFFECTIVE AMENDMENT NO. 5



EXHIBIT NO.       TITLE OF EXHIBIT
-----------       ----------------
  (J)             CONSENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  (P.1)           CODE OF ETHICS OF THE METZLER/PAYDEN INVESTMENT GROUP

  (P.2)           CODE OF ETHICS OF METZLER/PAYDEN LLC